Scope of consolidation - Disclosure of consideration transferred computation under reverse acquisition accounting (Details) - FCA and PSA Merger - EUR (€) € / shares in Units, € in Millions	Jan. 17, 2021	Jan. 16, 2021	Jan. 15, 2021
Disclosure of detailed information about business combination [line items]
Number of shares of PSA deemed to be issued to FCA shareholders under reverse acquisition accounting (in shares)		1,791,007,288
Consideration transferred	€ 19,837
FCA
Disclosure of detailed information about business combination [line items]
Number of shares of PSA deemed to be issued to FCA shareholders under reverse acquisition accounting (in shares)		903,969,288
Market price of PSA shares as of January 15, 2021 (in euro per share)			€ 21.85
Fair value of common shares deemed to be issued to FCA shareholders as of January 15, 2021		€ 19,752
Additional consideration for share-based compensation		85
Consideration transferred		€ 19,837